SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Current income expenses
Deferred income tax expenses
Income tax expense